Financial liabilities	3 Months Ended
Mar. 31, 2021
Financial liabilities
Financial liabilities

10 Financial liabilities

10.1Interest-bearing liabilities

in EUR k	Dec 31, 2020	Mar 31, 2021
Non‑current liabilities
Non‑current portion of secured bank loans	401	301
Total non‑current loans	401	301
Lease liabilities	17,677	16,882
Total non‑current liabilities	18,078	17,183

Current liabilities
Current portion of secured bank loans	567	467
Other bank loans	387	405
Bank overdrafts	1,538	3,122
Total current loans	2,492	3,994
Current portion of lease liabilities	3,528	3,299
Total current liabilities	6,020	7,293

Total non‑current and current liabilities	24,098	24,476

As of March 31, 2021, short-term cash deposits of EUR 1,500k (December 31, 2020: EUR 1,500k were used to secure the secured bank loan outstanding (see note 8).

Other bank loans outstanding as of March 31, 2021 represented bank loans granted under the Coronavirus Aid, Relief, and Economic Security Act (CARES Act). Subject to certain reporting and review requirements, the Company applied for forgiveness of the amount in December 2020 after the 24-week covered period beginning on the date of disbursement of the loan.  The Company anticipates that the outcome of the application will be available in the first half of 2021. The amount which is forgiven will be considered as government grant income, while any remaining amount not forgiven will be repaid by the Company. Accordingly, the entire amount was classified as current.

The following table is based on the original terms and conditions:

Conditions and statement of liabilities

The outstanding interest-bearing liabilities as of March 31, 2021 and December 31, 2020 have the following conditions:

				Dec 31, 2020		Mar 31, 2021
				Nominal	Carrying	Nominal	Carrying
in EUR k	Currency	Nominal interest rate	Maturity	amount	amount	amount	amount
Secured bank loan	EUR	2.95%	2017‑22	968	968	768	768
Other bank loan	USD	1%	2020-22	387	387	405	405
Bank overdrafts	EUR	4.75%	Rollover	498	498	497	497
Bank overdrafts	EUR	3.75%	Rollover	628	628	2,215	2,215
Bank overdrafts	EUR	4.50%	Rollover	412	412	410	410
Lease liabilities	EUR	2.1%-3.5%*, 5.4%-9.1%	2017-31	21,205	21,205	20,181	20,181
Total interest‑bearing financial liabilities				24,098	24,098	24,476	24,476

*     represents the incremental borrowing rate of the Group at the commencement of the leases

The bank overdrafts of EUR 2,215k as of March 31, 2021 (December 31, 2020: EUR 628k) were secured by short-term deposits with a carrying amount of EUR 2,500k (December 31, 2020: EUR 2,500k) (see note 8). The other bank overdrafts of EUR 907k (December 31, 2020: EUR 910k) were secured over two short-term deposits with a carrying amount of EUR 500k each (see note 8).

10.2Trade payables and other liabilities

in EUR k	Dec 31, 2020	Mar 31, 2021
Trade payables	31,736	25,098
Government grants (deferred income)	10,292	9,953
Contract liabilities	4,479	5,250
Others	13,483	17,341
Trade payables and other liabilities	59,990	57,642
Non‑current	8,950	8,660
Current	51,040	48,982

Government grants mainly include investment-related government grants. These were received for the purchase of certain items of property, plant and equipment for the research and development facilities in Mecklenburg-Western Pomerania, including the Rostock facility. The grants were issued in the form of investment subsidies as part of the joint federal and state program, "Verbesserung der regionalen Wirtschaftsstruktur" (improvement of the regional economic structure) in connection with funds from the European Regional Development Fund. No additional grants were received during the three months ended March 31, 2021 that are related to the purchase of certain items of property, plant and equipment (the three months ended March 31, 2020: EUR 207k).

In addition, other liabilities include a provision for outstanding invoices of EUR 5,787k (December 31, 2020: EUR 1,245k), personnel-related liabilities for vacation and bonuses totaling EUR 4,579k (December 31, 2020: EUR 4,032k), a VAT payable of EUR 2,565k (December 31, 2020: EUR 4,578k receivable), as well as liabilities for wage and church tax of EUR 1,773k (December 31, 2020: EUR 1,988k).